Average Annual Total Returns - Martin Currie International Unconstrained Equity Fund	Sep. 30, 2020	Sep. 29, 2020
MSCI All Country World Index Ex-U.S. (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year		21.51%
Since Inception		7.81%
Class A
Average Annual Return:
1 Year	25.69%
Since Inception	7.75%
Inception Date	Nov. 30, 2015
Class I
Average Annual Return:
1 Year	33.86%
Since Inception	9.66%
Inception Date	Nov. 30, 2015
Class IS
Average Annual Return:
1 Year	34.01%
Since Inception	9.71%
Inception Date	Nov. 30, 2015
Class IS | Return after taxes on distributions
Average Annual Return:
1 Year		34.00%
Since Inception		9.27%
Class IS | Return after taxes on distributions and sale of fund shares
Average Annual Return:
1 Year		20.34%
Since Inception		7.61%